Note 16 - Redeemable Non-controlling Interest	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Noncontrolling Interest Disclosure [Text Block]

16. Redeemable Non-controlling Interest

In 2022, the Company participated with three other investors (the “Other Investors”) in the share capital increase of CBI whereby (i) the Company became the holder of 100,000,000 common shares of CBI (representing 92.5% of the issued share capital of CBI) in exchange of $100,000 and (ii) the three Other Investors acquired, in aggregate, 8,108,108 common shares of CBI (representing 7.5% of the issued share capital of CBI) in exchange of $3,750. During the year ended December 31, 2023, CBI increased its share capital by issuing another 100,000,000 common shares to the Company in exchange for $100,000 and 8,108,108 common shares to the Other Investors in exchange for $3,750. In November 2024, the Company purchased 10,810,810.67 common shares of CBI (5.0%) from two of the Other Investors, increasing its stake in CBI to 97.5% (210,810,810.67 common shares), with payments in monthly installments until October 2026.

On November 14, 2022, the Company and the Other Investors entered into a shareholders’ agreement to regulate the operation of CBI. Pursuant to the shareholders agreement, an Other Investor can sell its shares in CBI at any time after the earlier of (i) the date that the service contract (the “Service Contract”) of the beneficial owner of that Other Investor is terminated without cause by the relevant Local Agency (Note 3(d)) and (ii) November 22, 2025. In the event that the relevant Other Investor seeks to sell its shares, according to the terms of the shareholders agreement, it can do so by: (a) first offering all (and not part) of its shares to the remaining Other Investors; (b) if none of the remaining Other Investors accept to purchase all the offered shares, secondly by offering its shares to the Company; (c) if the Company does not accept to purchase all the offered shares, thirdly by offering the shares to any third-party; and (d) if no third-party accepts to buy all the offered shares, fourthly by serving notice (the “Put Notice”) on the Company to purchase the offered shares at a cash price equaling 70% or, in the case the Service Contract was terminated without cause, 100% of their fair market value at the time of such Put Notice. In that case, the Company shall in effect redeem to the relevant Other Investor the whole or part of the value of its shares.

Based upon the Company’s evaluation of the redemption provisions concerning redeemable noncontrolling interests it was initially determined that the shareholders agreement contains provisions that require the Company to repurchase the non-controlling equity interest upon an occurrence of a specific triggering event that is not solely within control of the Company, and as such the Company classified the redeemable non-controlling interest outside of permanent equity. Based upon the Company’s evaluation of the redemption provisions concerning redeemable noncontrolling interest as of December 31, 2024, the Company determined in accordance with authoritative accounting guidance that it was not probable that an event otherwise requiring redemption of any redeemable noncontrolling interest would occur (i.e., the date for such event was not set or such event is not certain to occur). Therefore, none of the redeemable noncontrolling interests were identified as mandatorily redeemable interests at such times, and the Company did not record any values in respect of any mandatorily redeemable interests. Therefore, the redeemable non-controlling interest was adjusted for the portion of comprehensive income / (loss) of the period and the effect of the capital increases performed by the holders of non-controlling interest. The changes to redeemable non-controlling interest in subsidiary during the years ended December 31, 2023 and 2024, were as follows:

Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2022	$3,487
Capital increase in non-controlling interest	3,750
Net loss attributable to redeemable non-controlling interest	(6,608)
Balance, December 31, 2023	$629
Net loss attributable to redeemable non-controlling interest	(6,839)
Transfer to Additional Paid-In Capital due to purchase of non-controlling interest	3,757
Balance, December 31, 2024	$(2,453)